SEMI-ANNUAL
REPORT
DECEMBER 31, 1996

A CASH MANAGEMENT INVESTMENT

CAPITAL CASH
MANAGEMENT TRUST

(Logo of Capital Cash Management Trust)

(Logo of Aquila Group of Funds: eagle's head)

ONE OF THE
AQUILAsm GROUP OF FUNDS

                     CAPITAL CASH MANAGEMENT TRUST
                          SEMI-ANNUAL REPORT

                                                         February 10, 1997

Dear Investor:

        We are pleased to provide you with the Semi-Annual Report for Capital Cash Management Trust for the six-month period ending December 31, 1996.

ECONOMIC DISCUSSION

        Overall, the U.S. economy grew a modest 2.5% for 1996 despite showing signs of both sluggish and vigorous growth during the year while inflation remained well contained. There was sufficient evidence of the economy's modest growth in conjunction with excellent behavior of prices and well-contained increases in wages that allowed the Federal Reserve to hold short-term interest rates unchanged. The Federal Reserve last changed monetary policy more than one year ago, on January 31, 1996, easing the Federal Fund's rate 25 basis points to 5.25%. With the economy advancing within the Fed's target growth range and only modest increase in inflationary pressures, we expect monetary policy to remain on hold for the foreseeable future.

MANAGEMENT DISCUSSION

        You will recall that the Trust's yield to investors moves in concert with the rate policies pursued by the Federal Reserve. As a result of the Fed's policy to hold short-term interest rates at current levels, the yield to investors has remained very stable and competitive to alternative short-term investment opportunities. The Trust's seven-day yield was 4.86% as of December 31, 1996 compared to 4.90% for the seven-day period ending six months ago on June 30, 1996, the end of the Trust's fiscal year.

        STCM Management Company, Inc., the Trust's Investment Adviser, continues to act with a high level of prudence in examining the creditworthiness and marketability of all issuers of securities utilized in the Trust's investment portfolio. Investors in the Trust can take comfort in knowing that those securities in the Trust's portfolio will be chosen on the basis of possessing high quality and minimal credit risk in order to ensure maximum safety for investors' cash reserves. While the Trust will always strive for a high level of return for the cash reserves placed with it by investors, you can rest assured that no undue risk will be taken just to achieve some additional measure of yield.

        All those associated with Capital Cash Management Trust are grateful for the confidence you have shown through your investment in the Trust.

        You can be assured that we will do everything possible to continue to merit this trust and confidence.

                                            Sincerely,
                                            /s/ Lacy B. Herrmann
                                            Lacy B. Herrmann
                                            President and Chairman
                                              of the Board of Trustees

                                            /s/ Charles E. Childs, III
                                            Charles E. Childs, III
                                            Senior Vice President and
                                              Portfolio Manager

                    CAPITAL CASH MANAGEMENT TRUST
                      STATEMENT OF INVESTMENTS
                     DECEMBER 31, 1996 (UNAUDITED)

  FACE
  AMOUNT   COMMERCIAL PAPER (29.9%)                                   VALUE
           Automotive (5.0%)
$ 90,000   Ford Motor Credit Corp., 5.40%, 01/10/97                  $ 89,879

           Finance (14.9%)
  88,000   American General Finance Corp., 5.31%, 01/06/97             87,935
  90,000   Household Finance Corp., 5.35%, 01/31/97                    89,612
  90,000   Norwest Financial Inc., 5.30%, 01/08/97                     89,907
                                                                      267,454

           Oil (5.0%)
  90,000   Chevron Oil Finance Co., 5.30%, 01/13/97                    89,841
           Travel & Leisure Services (5.0%)
  90,000   American Express Credit Corp., 5.38%, 01/29/97              89,624
             Total Commercial Paper                                   536,798

           U.S. GOVERNMENT AGENCY DISCOUNT NOTES (68.3%)
  15,000   Federal Farm Credit Bank, 5.40%, 01/10/97                   14,980
  80,000   Federal Farm Credit Bank, 5.20%, 01/21/97                   79,769
  15,000   Federal Farm Credit Bank, 5.21%, 01/21/97                   14,956
  40,000   Federal Home Loan Mortgage Corporation, 5.36%, 02/14/97     39,739
  25,000   Federal Home Loan Mortgage Corporation, 5.23%, 01/23/97     24,920
  65,000   Federal Home Loan Mortgage Corporation, 5.23%, 02/19/97     64,537
  95,000   Federal Home Loan Mortgage Corporation, 5.52%, 01/22/97     94,694
  60,000   Federal Home Loan Mortgage Corporation, 5.21%, 01/27/97     59,774
  80,000   Federal Home Loan Mortgage Corporation, 5.20%, 02/18/97     79,446
  80,000   Federal Home Loan Mortgage Corporation, 5.19%, 02/06/97     79,585
  40,000   Federal Home Loan Mortgage Corporation, 5.21%, 01/27/97     39,850
  60,000   Federal Home Loan Mortgage Corporation, 5.21%, 01/16/97     59,870
  55,000   Federal Home Loan Mortgage Corporation, 5.37%, 01/02/97     54,992
 100,000   Federal Home Loan Banks, 5.21%, 01/30/97                    99,580
  60,000   Federal National Mortgage Association, 5.27%, 02/21/97      59,552
  25,000   Federal National Mortgage Association, 5.26%, 02/10/97      24,854
  85,000   Federal National Mortgage Association, 5.21%, 02/07/97      84,545
  55,000   Federal National Mortgage Association, 5.36%, 02/10/97      54,673
  50,000   Federal National Mortgage Association, 5.21%, 01/17/97      49,884

  30,000   Federal National Mortgage Association, 5.21%, 01/24/97      29,900
  70,000   Federal National Mortgage Association, 5.20%, 02/27/97      69,424
  50,000   Federal National Mortgage Association, 5.25%, 02/03/97      49,759
             Total U.S. Government Agency Discount Notes            1,229,283

             Total Investments - 98.2% (cost $1,766,081*)           1,766,081

             Assets in excess of other liabilities - 1.8%              32,209

             Net Assets - 100%                                    $ 1,798,290

           (*) Cost for Federal tax purposes is identical.

             See accompanying notes to financial statements.

                      CAPITAL CASH MANAGEMENT TRUST
                   STATEMENT OF ASSETS AND LIABILITIES
                      DECEMBER 31, 1996 (UNAUDITED)
ASSETS
Investments at value (cost - $1,766,081)                           $1,766,081
Cash                                                                    3,441
Due from Administrator for reimbursement of expenses                   37,147
Other assets                                                            4,587
    Total assets                                                    1,811,256

LIABILITIES
Dividends payable                                                       7,934
Accrued expenses                                                        5,032
    Total liabilities                                                  12,966

NET ASSETS (equivalent to $1.00 per share on
    1,798,290 shares outstanding)                                  $1,798,290

Net Assets consist of:
  Capital Stock - Authorized an unlimited number of shares,
    par value $.01 per share                                          $17,983
  Additional paid-in capital                                        1,780,307
                                                                   $1,798,290

             See accompanying notes to financial statements.

                  CAPITAL CASH MANAGEMENT TRUST
                     STATEMENT OF OPERATIONS
        FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
  Interest Income                                                    $47,694

Expenses:
  Investment Adviser fees (note B)                         $1,804
  Administrator fees (note B)                               1,353
  Trustees' fees and expenses                              13,000
  Legal fees                                                9,000
  Audit and accounting fees                                 7,500
  Registration fees and dues                                5,500
  Shareholders' reports and proxy statements                5,000
  Transfer and shareholder servicing agent fees             4,500
  Custodian fees (note D)                                   4,232
  Miscellaneous                                             5,173
                                                           57,062

  Investment Advisory fees waived (note B)                 (1,804)
  Administration fees waived (note B)                      (1,353)
  Reimbursement of expenses by Administrator (note B)     (50,226)
  Expenses paid indirectly (note D)                           (72)
    Net expenses                                                       3,607
    Net investment income                                            $44,087

              See accompanying notes to financial statements.

                    CAPITAL CASH MANAGEMENT TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS
                            (UNAUDITED)

                                                 Six
                                                 Months Ended    Year Ended
                                                 Dec. 31, 1996   June 30, 1996
FROM INVESTMENT ACTIVITIES:
Net investment income                              $ 44,087        $ 94,678
Dividends to shareholders ($0.0246
  and $0.0518 per share, respectively)             (44,087)        (94,678)
Change in net assets derived from
  investment activities                                -               -

FROM CAPITAL SHARE TRANSACTIONS:
                              SHARES
                    Six
                    Months Ended    Year Ended
                    Dec. 31, 1996   June 30, 1996
Proceeds from shares
  sold                   772,718      1,793,543      772,718      1,793,543
Reinvested dividends      43,070         92,994       43,070         92,994
Cost of shares
  redeemed             (782,433)    (1,781,950)    (782,433)    (1,781,950)

Change in net assets
  from capital share
  transactions            33,355        104,587       33,355        104,587

Change in net net
  assets                                              33,355        104,587

NET ASSETS:
  Beginning of period                              1,764,935      1,660,348
  End of period                                   $1,798,290     $1,764,935

               See accompanying notes to financial statements.

                      CAPITAL CASH MANAGEMENT TRUST
                      NOTES TO FINANCIAL STATEMENTS
                               (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974.

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    (1) PORTFOLIO VALUATION: The Trust's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

    (2) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

    (3) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

    (4) REPURCHASE AGREEMENTS: It is the Trust's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

    (5) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B - MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

    STCM Management Company, Inc. (the "Adviser") became Investment Adviser to the Trust in February, 1992. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services for which they receive a fee which is payable monthly and computed on the net assets of the Trust at the annual rate of 0.20% of the Trust's average daily net assets. The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio and the accounting records. The Administrator receives a fee for such services which is payable monthly and computed on the net assets of the Trust at the annual rate of 0.15% of the Trust's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of average annual net assets of the Trust plus 1% of its average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income. No such reduction in fees was required during the six months ended December 31, 1996 inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $1,804 and $1,353, respectively. In addition, in order to comply with this expense limitation, the Administrator reimbursed expenses in the amount of $41,910. Also, the Administrator has undertaken to waive fees or reimburse the Trust to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year and therefore reimbursed expenses in the additional amount of $6,512. Further, the Administrator voluntarily reimbursed expenses of $1,804, bringing the total expense reimbursement for the six months ended December 31, 1996 to $50,226.

    Under a Distribution Agreement dated February 28, 1992, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. No compensation or fees are paid to the Distributor for such share distribution.

NOTE C - DISTRIBUTIONS:

    The Trust declares dividends daily from net investment income and makes payment monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

NOTE D - CUSTODIAN FEES:

    The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1996, the Trust's custodian fees amounted to $4,232 of which $72 was offset by such credits. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

                       CAPITAL CASH MANAGEMENT TRUST
                           FINANCIAL HIGHLIGHTS
                               (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                     SIX MONTHS
                        ENDED               YEAR ENDED JUNE 30,
                    DEC. 31, 1996   1996    1995      1994     1993    1992
Net Asset Value,
  Beginning of Period    $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000

Income from Investment
  Operations:
  Net investment income   0.0246   0.0518   0.0497   0.0309   0.0310   0.0448

Less Distributions:
  Dividends from net
    investment income   (0.0246) (0.0518) (0.0497) (0.0309) (0.0310) (0.0448)

Net Asset Value, End
  of Period              $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000

Total Return              2.49%#    5.29%    5.09%    3.14%    3.14%    4.57%

Ratios/Supplemental Data
  Net Assets, End of
     Period (in
     thousands)           $1,798   $1,765   $1,660   $1,713   $1,744   $2,088
  Ratio of Expenses to
    Average Net Assets    0.40%*    0.40%    0.40%    0.28%    0.09%    0.10%
  Ratio of Net
    Investment Income to
    Average Net Assets    4.89%*    5.17%    5.00%    3.08%    3.11%    4.52%

Net investment income (loss) per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment
    Income (loss)     ($0.0052) ($0.0018) $0.0038 ($0.0137) ($0.0221)($0.0104)
  Ratio of Expenses to
    Average Net Assets   6.32%*     5.75%   5.02%     4.73%     5.41%    5.68%
  Ratio of Net
    Investment Income
    (loss) to Average
    Net Assets          (1.04%)*   (0.18%)  0.38%   (1.37%)   (2.21%)  (1.05%)

# Not annualized.

* Annualized.

INVESTMENT ADVISER
STCM MANAGEMENT COMPANY, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Theodore T. Mason, Vice Chairman
Paul Y. Clinton
Robert L. Krakoff
Anne J. Mills
Cornelius T. Ryan

OFFICERS
Lacy B. Herrmann, President
Charles E. Childs, III, Senior Vice President
Diana P. Herrmann, Vice President
John M. Herndon, Vice President & Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary
Patricia A. Craven, Assistant Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
  MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.